STOCK-BASED COMPENSATION PLANS - Quebecor Media outstanding options (Details) - Quebecor Media stock option plan $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) Option $ / shares	Dec. 31, 2018 CAD ($) Option $ / shares
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	318,400	595,827
Exercised | Option	(147,400)	(263,227)
Cancelled | Option	(41,800)	(14,200)
Balance at end of year | Option	129,200	318,400
Vested options at end of year | Option	97,550	170,500
Balance at beginning of year (in CAD per share)	$ 64.61	$ 62.84
Exercised (in CAD per share)	62.41	60.31
Cancelled (in CAD per share)	69.91	70.06
Balance at end of year (in CAD per share)	65.41	64.61
Vested options at end of year (in CAD per share)	$ 63.74	$ 61.07
Cash consideration on stock options exercised | $	$ 7.4	$ 10.7
Weighted average years to maturity	4 years 6 months
Minimum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options (in CAD per share)	$ 50.01
Maximum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options (in CAD per share)	$ 70.56